Nationwide Fund Expense Example - Nationwide Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 660
Expense Example, with Redemption, 3 Years	848
Expense Example, with Redemption, 5 Years	1,051
Expense Example, with Redemption, 10 Years	1,638
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	730
Expense Example, with Redemption, 10 Years	1,609
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	185
Expense Example, with Redemption, 5 Years	325
Expense Example, with Redemption, 10 Years	734
Institutional Service Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	210
Expense Example, with Redemption, 5 Years	369
Expense Example, with Redemption, 10 Years	$ 831